Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 63,212	$ 100,811
Restricted cash		143	125
Short term bank deposits		400
Trade receivable		2,094	187
Prepaid expenses and other receivables		1,492	3,058
Total current assets		67,341	104,181
NON- CURRENT ASSETS:
Operating lease right-of-use assets		536
Property and equipment, net		1,683	1,165
Total non-current assets		2,219	1,165
Total assets		69,560	105,346
CURRENT LIABILITIES:
Short-term loan			4,916
Trade payables		1,712	2,005
Operating lease liabilities		384
Employees and payroll accruals		2,086	3,095
Deferred revenue		351	726
Accrued expenses and other payables		2,609	4,725
Total current liabilities		7,142	15,467
LONG-TERM LIABILITIES:
Operating lease liabilities		73
Warrant Liability		4,992	10,056
Total long-term liabilities		5,065	10,056
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Additional paid-in capital		206,382	199,469
Accumulated deficit		(149,029)	(119,646)
Total shareholders’ equity		57,353	79,823
Total liabilities and shareholders’ equity		$ 69,560	$ 105,346

[1]	Represents less than $1.